Document And Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2021	Mar. 04, 2022
Document Information [Line Items]
Entity Central Index Key	0001061069
Entity Registrant Name	AVALON HOLDINGS CORPORATION
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Document Type	10-K
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Document Transition Report	false
Entity File Number	1-14105
Entity Incorporation, State or Country Code	OH
Entity Tax Identification Number	34-1863889
Entity Address, Address Line One	One American Way
Entity Address, City or Town	Warren
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44484-5555
City Area Code	330
Local Phone Number	856-8800
Title of 12(b) Security	Class A Common Stock, $.01 par value
Trading Symbol	AWX
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Public Float		$ 11,900,000
Auditor Name	GRANT THORNTON LLP
Auditor Location	Cleveland, Ohio
Auditor Firm ID	248
Common Class B [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding		611,784
Common Class A [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding		3,287,647